Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $24,578,680.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 24,578,680
Final Prospectus	true